UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, DC 20549"

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05037

Professionally Managed Portfolios-The Perkins Discovery Fund
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste.
Glendora CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 765-5344

Date of fiscal year end:  March 31

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (""OMB"") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.




Company Name				Meeting Date	Cusip		Ticker
ACT Teleconferencing, Inc.		12/14/2006	000955-10-4	ACTT

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	To approve an Amendment to our Restated
		Articles of Incorporation, as amended,
		to eliminate staggered terms for
		Directors.				Issuer
For	For	To approve an Amendment to our
		Restated Articles of Incorporation,
		to increase the number of shares of
		common stock.				Issuer
For	For	To approve an Amendment to our Restated
		Articles of Incorporation, as amended,
		to change the provisions governing
		conversion of the Series AA Convertible
		Preferred Stock.			Issuer
For	For	To approve an Amendment to our
		Restated Articles of Incorporation,
		as amended, to align with current
		Colorado Law the shareholder voting
		requirements necessary to take certain
		actions.				Issuer
For	For	To approve our Amended and Restated
		Articles of Incorporation.		Issuer
For	For	To approve an Amendment to our 2004
		Equity Incentive Plan, as amended,
		to increase from 1,500,000 to
		7,500,000 the number of shares of
		common stock we are authorized to
		issue thereunder.			Issuer
For	For	To ratify the selection of Rodefer
		Moss & Co., PLLC to be the Company's
		independent registered public
		accounting firm for the fiscal year
		ending December 31, 2006.		Issuer

Company Name			Meeting Date		Cusip		Ticker
Applix, Inc.			12/1/2006		038316-10-5	APLX

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	To approve the Company's 2006 Stock
		Incentive Plan.				Issuer

Company Name			Meeting Date		Cusip		Ticker
Asyst Technologies, Inc.	12/14/2006		04648X-10-7	ASYT

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer
For	For	Director 7				Issuer
For	For	To approve Amendments to our
		2003 Equity Incentive Plan.		Issuer
For	For	To approve an Amendment to our 1993
		Employee Stock Purchase Plan.		Issuer
For	For	To ratify the selection of
		PricewaterhouseCoopers LLP as our
		independent registered public
		accounting firm for the fiscal
		year 2007.				Issuer

Company Name			Meeting Date		Cusip		Ticker
Criticare Systems, Inc.		12/19/2006		226901-10-6	CMD

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	To ratify the appointment of BDO
		Seidman, LLP as the Company's
		independent registered public
		accounting firm for the 2007
		fiscal year.				Issuer

Company Name			Meeting Date		Cusip		Ticker
Cardiotech International, Inc.	10/11/2006		14160C-10-0	CTE

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Ratification of selection of Ernst
		& Young LLP as independent accountants
		for the fiscal year ending March 31,
		2007 (Proposal 2).			Issuer

Company Name			Meeting Date		Cusip		Ticker
Ebix, Inc.			10/20/2006		278715-20-6	EBIX

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Director 6				Issuer

Company Name			Meeting Date		Cusip		Ticker
Fortune Industries, Inc.	1/11/2007		34963X-20-0	FFI

Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	Ratification of the appointment of
		Somerset CPA's, PC as the Company's
		auditors for the fiscal year ending
		August 31, 2007.			Issuer

Company Name			Meeting Date		Cusip		Ticker
Granite City Food & Brwry Ltd.	10/25/2006		38724Q-107	GCFB
Vote	MRV	Proposal				Proposed by Issuer or Security Holder
For	For	Director 1				Issuer
For	For	Director 2				Issuer
For	For	Director 3				Issuer
For	For	Director 4				Issuer
For	For	Director 5				Issuer
For	For	To ratify the appointment of Schechter,
		Dokken, Andrews & Selcer Ltd. as our
		independent registered public accounting
		firm for the fiscal year ending
		December 31, 2006.			Issuer

Company Name			Meeting Date	Cusip		Ticker
Globecomm Systems Inc.		11/16/2006	37956X-10-3	GCOM

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Director 7			Issuer
For	For	Director 8			Issuer
For	For	Approval of the 2006 Stock
		Incentive Plan:  Proposal
		to approve the 2006 Incentive
		Plan as described in the
		Proxy Statement.		Issuer
For	For	Ratification of independent
		registered public accounting
		firm:  Proposal to ratify the
		appointment of Ernst & Young
		LLP, as independent registered
		public accounting firm of the
		Company as described in the
		Proxy Statement.		Issuer

Company Name			Meeting Date	Cusip		Ticker
KMG Chemicals, Inc.		11/28/2006	482564-10-1	KMGB

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	To ratify the appointment of
		UHY LLP as the independent
		registered public accounting
		firm and auditors for the
		Company for fiscal year 2007.	Issuer

Company Name			Meeting Date	Cusip		Ticker
Micrus Endovascular Corporation	10/25/2006	59518V-10-2	MEND

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	To ratify the appointment of
		PricewaterhouseCoopers LLP as
		the Company's independent
		registered public accounting
		firm for the fiscal year
		ending March 31, 2007.		Issuer

Company Name			Meeting Date	Cusip		Ticker
Memry Corporation		11/29/2006	586263-20-4	MRY

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Director 7			Issuer
For	For	Director 8			Issuer
For	For	Approval of the Company's
		2006 Long-Term Incentive Plan.	Issuer

Company Name			Meeting Date	Cusip		Ticker
Wireless Ronin Techs, Inc.	2/2/2007	97652A-20-3	RNIN

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	To approve our 2006 Equity
		Incentive Plan.			Issuer
For	For	To approve our 2006
		Non-Employee Director Stock
		Option Plan.			Issuer
For	For	To approve our issuance of
		warrants to purchase common
		stock to certain members of
		our management and a former
		member of our Board of
		Directors.			Issuer

Company Name			Meeting Date	Cusip		Ticker
Span-America Medical Sys, Inc.	2/8/2007	846396-10-9	SPAN

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Approval of the Span-America
		Medical Systems, Inc. 2007
		Equity Incentive Plan.		Issuer

Company Name			Meeting Date	Cusip		Ticker
American Dental Partners, Inc.	4/27/2007	025353-10-3	ADPI

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	To approve an Amendment to the
		Company's Employee Stock
		Purchase Plan to increase by
		150,000 shares the number of
		shares available under the
		Plan.				Issuer
For	For	To ratify the appointment by
		the Board of Directors of
		PricewaterhouseCoopers LLP as
		the Company's independent
		auditors for the fiscal year
		ending December 31, 2007.	Issuer

Company Name			Meeting Date	Cusip		Ticker
Applix, Inc.			6/7/2007	038316-10-5	APLX

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	To amend the Company's Restated
		Articles of Organization, as
		amended, to increase the
		number of authorized shares
		of common stock from
		30,000,000 to 50,000,000
		shares.				Issuer
For	For	To amend the Company's 2003
		Director Equity Plan to increase
		the number of shares of common
		stock authorized for issuance
		thereunder from 300,000 shares
		to 600,000 shares.		Issuer
For	For	To ratify the selection of
		Deloitte & Touche LLP as the
		Company's independent
		registered public accounting
		firm for the fiscal year
		ending December 31, 2007.	Issuer

Company Name		Meeting Date		Cusip		Ticker
Appliance Rcyclng Ctrs	5/10/2007		03814F-20-5	ARCI

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer

Company Name		Meeting Date		Cusip		Ticker
American Tech Corp	5/9/2007		030145-20-5	ATCO

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	To ratify the selection of
		Swenson Advisors, LLP as
		independent registered
		public accounting firm of
		the Company for the fiscal
		year ending September 30,
		2007.				Issuer
For	For	To approve Amendments to the
		Company's 2005 Equity Incentive
		Plan.				Issuer
For	For	To approve certain terms of the
		Securities Purchase Agreement.	Issuer

Company Name		Meeting Date		Cusip		Ticker
Calgon Carbon Corp	5/17/2007		129603-10-6	CCC

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Ratification of Deloitte &
		Touche LLP as independent
		auditors for 2007.		Issuer

Company Name		Meeting Date		Cusip		Ticker
CardioGenesis Corp	6/18/2007		14159W-10-9	CGCP

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	To ratify the appointment of
		KMJ Corbin & Company LLP as
		the Company's independent
		registered public accounting
		firm for fiscal year ending
		December 31, 2007.		Issuer

Company Name		Meeting Date		Cusip		Ticker
I-Trax, Inc.		5/2/2007		45069D-20-3	DMX

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Director 7			Issuer
For	For	Director 8			Issuer
For	For	Director 9			Issuer
For	For	To ratify the appointment of
		Goldstein Golub Kessler LLP
		as the Company's independent
		auditors for the fiscal year
		ending December 31, 2007.	Issuer

Company Name		Meeting Date		Cusip		Ticker
Edap Tms S A		5/22/2007		268311-10-7	EDAP

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Reading of the Board of
		Directors' Report on the
		activity, the situation and
		the financial statements of
		the Company.			Issuer
For	For	Allocation of the loss for
		the fiscal year ended
		December 31, 2006.		Issuer
For	For	Reading and approval of the
		Special Report of the Statutory
		Auditor on the agreements.	Issuer
For	For	Determination of attendence
		fees to be allocated to the
		Board of Directors.		Issuer
For	For	Ratification of the appointment
		of Mr. Jean-Philippe Deschamps
		as Director.			Issuer
For	For	Ratification of the appointment
		of Mr. Hughes De Bantel as
		Director.			Issuer
For	For	Harmonization of certain by-law
		provisions with applicable
		law and related amendments
		to Articles 23 and 24 of the
		by-laws.			Issuer
For	For	Authorization to be granted to
		the Board to increase share
		capital, subject to preferential
		subscription rights.		Issuer
For	For	Authorization to be granted to
		the Board to increase share
		capital, without preferential
		subscription rights.		Issuer
For	For	Authorization to the Board to
		increase share capital by
		issuing shares with preferential
		subscription rights.		Issuer
For	For	Authorization to the Board to
		increase the number of securities
		to be issued in connection with
		a share capital increase.	Issuer
For	For	Authorization to the Board to
		increase the Company's share
		capital by issuing shares
		reserved for members of Savings
		Plans.				Issuer
For	For	Authorization to be granted to
		the Board of Directors of the
		Company to issue options for
		the subscription of shares.	Issuer
For	For	Authorization to be granted to
		the Board of Directors of the
		Company to issue options for
		the purchase of shares.		Issuer

Company Name		Meeting Date		Cusip		Ticker
Health Fitness Corp	5/21/2007		42217V-10-2	HFIT

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Director 7			Issuer
For	For	Director 8			Issuer
For	For	Approve the Company's amended
		and restated 2005 Stock Option
		Plan.				Issuer
For	For	Approve the Company's 2007
		Equity Incentive Plan.		Issuer
For	For	Ratify selection of Grant
		Thornton LLP as independent
		registered public accounting
		firm.				Issuer

Company Name		Meeting Date		Cusip		Ticker
Heska Corporation	5/4/2007		42805E-10-8	HSKA

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	To ratify the appointment of
		Ehrhardt Keefe Steiner & Hottman
		PC as Heska Corporation's
		independent registered public
		accountant.			Issuer
For	For	To consider such other business
		as may properly come before the
		2007 Annual Meeting.		Issuer

Company Name		Meeting Date		Cusip		Ticker
I-Many, Inc.		5/31/2007		44973Q-10-3	IMNY

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	To ratify the selection of BDO
		Seidman, LLP as the Company's
		independent auditors for the
		current fiscal year.		Issuer

Company Name		Meeting Date		Cusip		Ticker
Integramed America	5/15/2007		45810N-30-2	INMD

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Director 7			Issuer
For	For	To approve the Company's 2007
		Long-Term Compensation Plan.	Issuer

Company Name		Meeting Date		Cusip		Ticker
Insignia Systems, Inc.	5/23/2007		45765Y-10-5	ISIG

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	To approve an Amendment to the
		Company's Incentive Stock
		Option Plan to increase the
		number of shares reserved for
		issuance under the Plan from
		1,625,000 to 1,875,000 shares.	Issuer
For	For	To ratify the appointment of
		Grant Thornton LLP as the
		independent registered public
		accounting firm for the current
		year.				Issuer

Company Name		Meeting Date		Cusip		Ticker
Mathstar, Inc.		5/17/2007		576801-20-3	MATH

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	To consider Amendments to the
		Mathstar, Inc. 2005 Amended
		and Restated Long-Term
		Incentive Plan.			Issuer
For	For	Ratification of appointment of
		PricewaterhouseCoopers LLP as
		the Company's independent
		certified public accounting
		firm.				Issuer

Company Name		Meeting Date		Cusip		Ticker
Midway Gold Corp.	6/18/2007		598153-10-4	MDWGF

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	To re-appoint KPMG LLP as
		auditor of the Company for
		the ensuing year.		Issuer
For	For	To authorize the Directors to
		fix the auditor's remuneration.	Issuer
For	For	To approve renewal of the
		Company's Option Plan.		Issuer
For	For	To transact such further or
		other business as may properly
		come before the meeting or any
		adjournment or adjournment
		thereof.			Issuer

Company Name		Meeting Date		Cusip		Ticker
Medtox Scientific, Inc.	5/23/2007		584977-20-1	MTOX

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	To ratify the appointment of
		Deloitte & Touche LLP as the
		Company's independent
		registered public accounting
		firm for 2007.			Issuer
For	For	To approve the Medtox Executive
		Incentive Compensation Plan.	Issuer
For	For	To consider and act upon other
		matters which may properly come
		before the meeting or any
		adjournment thereof.		Issuer

Company Name		Meeting Date		Cusip		Ticker
Matrixx Initiatives	5/15/2007		57685L-10-5	MTXX

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	To ratify the anticipated
		appointment of Mayer Hoffman
		McCann P.C. as the independent
		registered public accounting
		firm of Matrixx Initiatives,
		Inc. for the fiscal year
		ending March 31, 2007.		Issuer

Company Name		Meeting Date		Cusip		Ticker
Nature Vision, Inc.	5/18/2007		63902E-10-6	NRVN

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer

Company Name		Meeting Date		Cusip		Ticker
RCM Technologies, Inc.	6/14/2007		749360-40-0	RCMT

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	The approval of the RCM
		Technologies, Inc. 2007 Omnibus
		Equity Compensation Plan.	Issuer
For	For	Ratification of the appointment
		by the Board of Directors of
		Grant Thornton LLP as
		independent accountants for
		the Company for the fiscal year
		ending December 29, 2007.	Issuer

Company Name		Meeting Date		Cusip		Ticker
Rush Enterprises, Inc.	5/22/2007		781846-20-9	RUSHA

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Proposal to approve the Adoption
		of the Rush Enterprises, Inc.
		2007 Long-Term Incentive Plan.	Issuer
For	For	Proposal to ratify the
		appointment of Ernst & Young
		LLP as the Company's
		independent registered public
		accounting firm for the fiscal
		year ending December 31, 2007.	Issuer

Company Name		Meeting Date		Cusip		Ticker
Sonic Innovations, Inc.	5/10/2007		83545M-10-9	SNCI

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Proposal to ratify appointment
		of KPMG LLP as the Company's
		independent auditors.		Issuer

Company Name		Meeting Date		Cusip		Ticker
Spartan Motors, Inc.	5/23/2007		846819-10-0	SPAR

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Proposal to approve the
		Amendment to the Articles
		of Incorporation to increase
		the number of authorized
		shares of common stock.		Issuer
For	For	Proposal to approve the Stock
		Incentive Plan of 2007.		Issuer
For	For	Proposal to ratify the Audit
		Committee's appointment of BDO
		Seidman LLP as independent
		auditors for the current fiscal
		year.				Issuer

Company Name		Meeting Date		Cusip		Ticker
Sumtotal Systems, Inc.	6/8/2007		866615-10-7	SUMT

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Ratification of selection of
		BDO Seidman, LLP as the
		Company's independent
		registered public accounting
		firm.				Issuer

Company Name		Meeting Date		Cusip		Ticker
Vivus, Inc.		6/11/2007		928551-10-0	VVUS

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Ratification of the appointment
		of Odenberg, Ullakko, Muranishi
		&  Co. LLP as independent public
		auditors of the Company for the
		fiscal year ending December 31,
		2007.				Issuer

Company Name		Meeting Date		Cusip		Ticker
WPT Enterprises, Inc.	5/30/2007		98211W-10-8	WPTE

Vote	MRV	Proposal			Proposed by Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Director 7			Issuer
For	For	Director 8			Issuer
For	For	Director 9			Issuer
For	For	Approval of the appointment of
		Pierce, Bowler, Taylor & Kern
		as our independent registered
		public accounting firm for the
		2007 fiscal year.		Issuer
For	For	Upon such other business as may
		properly come before the
		meeting or any adjournment
		thereof.			Issuer


SIGNATURES




Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/ Robert M. Slotky
		  Robert M. Slotky, President

765:
Date 07/18/2007
*Print the name and title of each signing officer under his or her signature.